Biological Assets - Schedule of Biological Assets (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Biological Assets [Line Items]
Biological assets	R$ 291,041	R$ 297,785
Current	277,274	265,440
Noncurrent	13,767	32,345
Cattle for consumption [Member]
Schedule of Biological Assets [Line Items]
Biological assets	39,751	26,859
Production cattle [Member]
Schedule of Biological Assets [Line Items]
Biological assets	13,767	32,345
Grain plantation [Member]
Schedule of Biological Assets [Line Items]
Biological assets	45,474	38,186
Cotton plantation [Member]
Schedule of Biological Assets [Line Items]
Biological assets	42,612	77,933
Sugarcane plantation [Member]
Schedule of Biological Assets [Line Items]
Biological assets	R$ 149,437	R$ 122,462